Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 594,437	$ 589,110	$ 556,899
Allowance for credit losses	5,194	5,295	5,065
Net	589,243	583,815	551,834
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	265,170		253,357
Allowance for credit losses	721		678
Net	264,449		252,679
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	98,679		96,019
Allowance for credit losses	2,098		2,109
Net	96,581		93,910
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	212,655		191,038
Allowance for credit losses	1,082		1,065
Net	211,573		189,973
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,229	5,364	5,130
Allowance for credit losses	1,670	1,669	1,677
Net	3,559	3,695	3,453
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,078	1,078	999
Allowance for credit losses	373	371	381
Net	705	707	618
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	97	129	80
Allowance for credit losses	11	17	25
Net	86	112	55
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	479	463	359
Allowance for credit losses	190	188	164
Net	289	275	195
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	638	639	581
Allowance for credit losses	340	325	317
Net	298	314	264
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	816	842	753
Allowance for credit losses	192	172	158
Net	624	670	595
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	546	578	619
Allowance for credit losses	152	154	159
Net	394	424	460
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,575	1,635	1,739
Allowance for credit losses	412	442	473
Net	1,163	1,193	1,266
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,910	1,922	1,797
Allowance for credit losses	364	368	360
Net	1,546	1,554	1,437
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,091	1,131	1,069
Allowance for credit losses	628	627	644
Net	463	504	425
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,228	2,311	2,264
Allowance for credit losses	678	674	673
Net	$ 1,550	$ 1,637	$ 1,591